Vanguard Mortgage-Backed Securities Index Fund Investment Strategy - ETF Prospectus [Member] - Vanguard Mortgage-Backed Securities Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. MBS Float Adjusted Index (the “Target Index”), which includes fixed-rate U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”). A mortgage-backed pass-through security is a fixed income structure that pools mortgage loans with similar characteristics into a mortgage-backed security. For purposes of constructing the Target Index, the Index Provider groups these pools into “pool aggregates” based on a variety of factors. To be included in the Target Index, pool aggregates must have at least $1 billion currently outstanding and a weighted average maturity of at least 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.